Regulation and Legislation	12 Months Ended
Dec. 31, 2017
Items for presentation of regulatory deferral accounts [abstract]
Regulation and Legislation
Note 32 - Regulation and Legislation

A.
Under an interim order issued by the Supreme Court in September 2010, the Company is unable to rely on the exemption from obtaining a building permit for the construction of radio access devices under cellular networks, other than to replace or relocate existing radio access devices in certain conditions, until regulations limiting such reliance are enacted or a different decision by the court is made. In 2017, a draft regulations setting procedures for making changes in existing radio access devices including replacement thereof and for the construction of a limited number of new radio access devices exempt from building permits, but requiring certain municipal procedures, was deliberated in the Israeli Parliament's Economic Committee.

B.
In 2012, the Israeli Minister of Communications published a policy document regarding landline wholesale services, which mainly provided for: (1) the creation of an effective wholesale telecommunications access market in Israel, as Bezeq and Hot will allow other operators that do not own an infrastructure, to use their infrastructure in order to provide services to end users; (2) the gradual annulment of the structural separation in the Bezeq and Hot groups and its replacement with an accounting separation and change of the supervision on Bezeq retail tariffs to maximum tariffs rather than the current setting of fixed tariffs, generally depending on the development of a wholesale market and the state of competition in the market, and with relation to television broadcasting services, if there is a reasonable possibility of providing a basic package of television services through the internet by providers without a national landline infrastructure.

In 2015, the wholesale landline market was formally launched in Israel in regards to internet infrastructure services and use of certain physical infrastructure by operators who do not own such infrastructure.

Although the wholesale market was formally applicable to Hot's infrastructure as well, Hot's infrastructure has been effectively excluded from the wholesale market up until recently, initially as the maximum tariffs for Hot's wholesale infrastructure service were not published by the MOC until June 2017 (and are higher than those set for Bezeq's service) and thereafter, due to disagreements with Hot as to the implementation of the service, which were recently resolved by the MOC. To the best of the Company's knowledge, there are no wholesale services supplied yet over Hot's infrastructure. The Ministry of Communications  previously announced it will not interfere with the tariffs Hot has set for its wholesale telephony service.

In June 2017, the Ministry of Communications published regulations setting Bezeq's resale telephony service to be provided by Bezeq as of July 2017, as a temporary 14 month alternative for wholesale landline telephony service. In addition, the Ministry of Communications resolved that Bezeq's obligation to offer wholesale telephony service, will be postponed until the lapse of said resale telephony service period. The resolution further notes that the Ministry of Communications will consider the resale telephony service as a permanent replacement of the telephony wholesale service.

The tariffs set for the resale telephony service are substantially higher than those set for Bezeq's  telephony wholesale service. The Ministry of Communications is holding a public hearing in relation to the aforementioned tariffs, to be applied retroactively after its conclusion.

Further, in January 2016, the Ministry of Communications announced its intention to annul Bezeq and Hot's structural separation as part of its plan to ensure massive investment in fiber optics infrastructure in Israel. In December 2016 the Ministry of Communications informed Bezeq that it intends to hold a public hearing regarding a possible annulment of the corporate separation and thereafter the structural separation in the Bezeq group.

An amendment to the Communications Law applies certain wholesale obligations on all landline operators, including the Company and requiring all landline operators to grant all other landline operators access to their passive infrastructure (except IBC's passive infrastructure), the terms of which (with the exclusion of Bezeq and Hot whose terms are set by the regulator) will be negotiated by the parties.

C.
The Ministry of Communications set certain requirements for the approval of network sharing, including the following principles: (1) sharing of passive elements of cell sites and active sharing of antennas among all cellular operators are encouraged; (2) active sharing of radio networks using shared equipment and frequencies will be allowed only between an operator with a partial 3G network deployment and an operator with a full 3G network deployment, whereas such sharing will not be allowed for two operators with full 3G network deployment; (3) sharing of transmission from cell sites among operators sharing frequencies is generally allowed; (4) approval of active sharing of radio networks using shared equipment and frequencies shall be for a limited period, only if there are at least three independent cellular networks in Israel, and is conditioned upon certain conditions, including: (i) the obligation to allow other operators to join on terms similar to the terms granted to the sharing operator with the smallest market share; (ii) the obligation to host a Mobile Virtual Network Operator without the other sharing operators' consent; (iii) the shared radio network must be operated through a joint entity held equally by the sharing operators, which entity will be required to obtain a license from the Ministry of Communications and will use the frequencies allocated to sharing operators; and (iv) the radio elements of the shared network will be held in equal parts by the sharing operators, and each of the sharing operators will have the right to use other sharing operators' passive infrastructure including following termination of the agreement.

For details regarding the Company's network sharing and hosting agreements with Xfone and Golan, see Note 30, regarding Commitments.

D.
In June 2016, a committee for the regulation of broadcasting nominated by the Ministry of Communications published its final recommendations, including  classification of the audio visual providers in the market into categories and determination of the regulation applied to each class as follows: under 10% revenues market share - self regulation; more than 10% revenues market share - narrow regulation involving a mandatory license; and more than 10% revenues market share for 3 consecutive years - full regulation, including mandatory investments and original Israeli content financing. The implementation of such recommendations is subject to the adoption thereof by legislation.

E.
In 2017, following the Ministry of Communication's requirement to unify the unified licenses held by each communications group into one unified license, the Company completed a reorganization of its subsidiaries, including Netvision, following which all the Company's fixed-line operation under the unified license are unified under the Company's wholly owned subsidiary Cellcom Fixed Line Communications, Limited Partnership.